Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total	$ 1,243	$ 4,436
Less: Accumulated depreciation	(1,218)	(4,288)
Property and equipment, net	25	148
Depreciation expenses	91	92	$ 0
Computers and equipment
Property and equipment, net
Total	1,235	2,073
Furniture and fixtures
Property and equipment, net
Total	7	514
Leasehold improvement
Property and equipment, net
Total	$ 1	$ 1,849